Related Party Relationships and Transactions - Summary of Related Party Transactions (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018		Mar. 31, 2017
Disclosure of transactions between related parties [line items]
Dividend	₨ 361	₨ 609		₨ 311
Buyback of shares		110,000	[1]	25,000
Rent Paid	6,490	6,236		5,953
Entities controlled by directors [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services	102	136		114
Assets purchased	240	290		106
Dividend	3,171	3,171		5,087
Buyback of shares		63,745		19,638
Rental income	43	42		43
Rent Paid	8	7		8
Others	63	31		93
Balance as at the year end
Receivables	132	39		76
Payables	8	57		22
Key management personnel [member]
Disclosure of transactions between related parties [line items]
Dividend	191	191		287
Buyback of shares				2
Rent Paid	5	6		6
Remuneration and short-term benefits	341	248		231
Other benefits	173	130		156
Balance as at the year end
Payables	₨ 155	₨ 55		₨ 27

[1]	Refer Note 18